ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended			6 Months Ended			9 Months Ended
	Mar. 12, 2021 shares	Nov. 27, 2020 shares	Sep. 19, 2020 shares	Aug. 21, 2020 USD ($) shares	Feb. 10, 2020	May 20, 2014 shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jan. 01, 2019 $ / shares shares
ORDINARY SHARES
Common stock, shares authorized											1,500,000,000			1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued																		100,080,000	110,000,000
Common stock, par value, (per share) | $ / shares											$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares outstanding																		100,080,000
Proceeds from IPO, net of issuance cost | ¥												¥ 6,423,798			¥ 6,406,872
Repurchase of ordinary shares										¥ 268,000	$ 40,000		¥ 346,500	$ 51,200
Class A ordinary shares
ORDINARY SHARES
Common stock, shares issued											749,323,103			749,323,103		748,953,103	11,533,640
Common stock, shares outstanding											730,777,761			731,868,565		727,855,233	7,875,787
Conversion of convertible redeemable preferred shares, Shares								551,352,134		551,352,134	551,352,134		551,352,134	551,352,134
Repurchase of ordinary shares (in shares)										4,147,066	4,147,066		5,371,400	5,371,400
Class B ordinary shares
ORDINARY SHARES
Common stock, shares issued											140,830,401			140,830,401		140,830,401	121,108,037
Common stock, shares outstanding											140,830,401			140,830,401		140,830,401	121,108,037
Common stock voting rights		15			10
Number of ordinary shares voting rights was modified		121,108,037
ADR
ORDINARY SHARES
Stock repurchase program, authorized amount | $							$ 150,000
Stock repurchase program, period in force							12 months
Repurchase of ordinary shares (in shares)										2,073,533	2,073,533		2,685,700	2,685,700
IPO | Class A ordinary shares
ORDINARY SHARES
Number of new stock issued during the period								110,400,000
Proceeds from IPO, net of issuance cost | ¥								¥ 6,406,872
Index Capital International Limited | Class B ordinary shares
ORDINARY SHARES
Number of shares transferred from one investor to another investor	1,965,361
Duckling Fund L.P | Class B ordinary shares
ORDINARY SHARES
Number of shares transferred from one investor to another investor	1,876,467
Coatue PE Asia 26 LLC | Class A ordinary shares
ORDINARY SHARES
Number of new stock issued during the period				4,122,853
Proceeds from issuance of Class A ordinary shares | $				$ 11,431
Image Frame Investment (HK) Limited | Class B ordinary shares
ORDINARY SHARES
Number of shares transferred from one investor to another investor				3,752,934
TWL Fellows Holding Limited | Treasury stock
ORDINARY SHARES
Issuance of ordinary shares for share award plan			3,657,853
TECHWOLF LIMITED | Class B ordinary shares
ORDINARY SHARES
Number of new stock issued during the period								24,745,531
Number of new stock issued during the period		24,780,971						24,745,531
Number of shares repurchased									1,181,339
Repurchase price per share | $ / shares									$ 5.33
TECHWOLF LIMITED | Treasury stock
ORDINARY SHARES
Issuance of ordinary shares for share award plan						9,920,000